February 14, 2006


Securities and Exchange Commission
100 F. Street NE
Washington, DC  20549


Re:   Chase Mortgage Finance Corporation,
      Registration Statement on Form S-3


Ladies and Gentlemen:


On behalf of Chase Mortgage Finance Corporation ("CMFC"), we hereby submit for filing under the Securities Act of 1933, as amended, via EDGAR, Amendment No. 1 to CMFC's Registration Statement on Form S-3.

This filing is in response to comments received from the Securities and Exchange Commission January 5, 2006 and attached hereto as Exhibit A (the "Comment Letter"). Please find our responses listed below. The response numbers correspond to the numbers of the comments in the Comment Letter.

General

         1. We have applied your comments to both the base prospectus and the prospectus supplement where applicable.

         2. We believe that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class, subject to the following: (i) with respect to the depositor's Series 2005-A1 transaction, Forms 8-K containing the monthly certificateholder reports for the distribution dates in December 2005 and January 2006 were filed late; (ii) with respect to the depositor's Series 2005-A2 transaction, a Form 8-K containing the monthly certificateholder report for the distribution date in January 2006 was filed late; (iii) with respect to the depositor's Series 2005-S2 transaction, Forms 8-K containing the monthly certificateholder distribution reports for the distribution dates in October 2005, November 2005, December 2005 and January 2006 were filed late; and (iv) with respect to the depositor's Series 2005-S3 transaction, Forms 8-K containing the monthly certificateholder reports for the distribution dates in November 2005, December 2005 and January 2006 were filed late. In addition, certain Forms 8-K relating to the depositor's Series 2004-S3 and Series 2004-S4 transactions which had been timely filed under the depositor's SEC filing codes were subsequently refiled under the filing codes related to the particular trust which was the issuing entity for each such transaction. The CIK code for J.P. Morgan Acceptance Corporation I, an affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering is 0001085309.

         3. All material terms to be included in the finalized agreements for each offering of mortgage-backed securities will be disclosed in the final prospectus filed pursuant to Securities Act Rule 424(b).

         4. We will disclose any material legal proceedings information in a separate section pursuant to Item 1117 of Regulation AB. We have revised the disclosure on page S-5 of the prospectus supplement to indicate that currently there are no material legal proceedings. In the event that in the future there are any material legal proceedings, we will disclose them.

         5. We have revised the disclosure on page S-5 of the prospectus supplement to highlight the affiliations among the anticipated transaction parties and to indicate that there are no relationships, agreements or arrangements outside of the transaction among the affiliated parties that are material to an understanding of the offered certificates. In the event that in the future any such agreements or arrangements come into existence, we will disclose them.

Registration Fee Table

         6. We have revised the registration fee table to clarify that the asset pool will be made up of only residential mortgages, as is reflected on the cover page of the base prospectus supplement.

PROSPECTUS SUPPLEMENT

General

         7. We have revised the disclosure to add a "Plan of Distribution" section on page S-66 of the prospectus supplement and have added disclosure addressing this on the cover of the prospectus supplement. We have also filed a form of underwriting agreement with this Amendment.

         8. We have revised the disclosure on pages S-34 and S-35 of the prospectus supplement to provide a graphic illustration of the flow of funds.

Cover Page

         9.   We have revised the disclosure on the cover page to refer to page
              S-4.

         10. We have revised the cover of both the prospectus supplement and the prospectus to clarify that the securities represent the obligations of the issuing entity.

The Series Certificates Table, page S-4

         11. We have revised the disclosure on pages S-4 and S-8 of the prospectus supplement to add the names of rating agencies that we expect may rate any issuance of securities. For any given issuance, one or more of the listed rating agencies will rate the securities.

Summary Information, Rage S-5

         12. We have revised the introductory paragraph on page S-5 of the prospectus supplement to remove the inference that we have not included all material aspects of the transaction in the summary.

Credit Enhancement, page S-7

         13. We have slightly revised the bracketed language on page S-8. The purpose of such language is to indicate that, if applicable, we will describe any credit enhancement or cash flow agreement in the particular transaction. The specific terms of any such credit enhancement or cash flow agreement may vary from one transaction to the next, but we do not intend to include any credit enhancement or cash flow agreements that are not generally described in the base prospectus. We have added language to the base prospectus beginning on page 31 to further describe possible forms of credit enhancement and cash flow agreements that we reasonably anticipate using. The reference to "derivative agreements" on page S-8 of the supplement was referring to what we are now grouping together as "cash flow agreements," such as interest rate swap agreements or interest rate cap agreements.

Fees & Expenses, page S-7

         14. We have revised the disclosure on page S-7 to further clarify from what source the servicer's fees will be paid.

The Pooling and Servicing Agreement, page S-36
The Trustee, page S-39

         15. We have provided bracketed language on page S-39 to show that we will disclose the relevant trustee information required by Item 1109.

Reports to Certificateholders, page S-40

         16. We have abandoned the concept of a revolving period, but have added bracketed language beginning on page S-21 to indicate that if a prefunding period is involved in a particular transaction, further disclosure regarding it will be added. Additionally, we have added language to the base prospectus on page 16 addressing a prefunding period.

Interest Rate Cap/Swap Providers and Agreements, page S-43

         17.  Please see the response to comment 13.

Ratings, page S-66

         18. We have added disclosure to page S-66 indicating that there are no arrangements to have the ratings monitored but that we expect that the rating agencies will continue to monitor the securities. The rating agencies, however, are not required to do so and we can give no assurance that they will, in fact, continue to do so.

BASE PROSPECTUS

Cover Page

         19. We have made changes on the cover and page 13 of the base prospectus to eliminate the suggestion that there may be assets included in a takedown that are not described in the base prospectus and to more precisely describe the assets that are reasonably contemplated to be included in an actual takedown.

Summary Information, page 1
The Mortgage Loans, page 1

         20. All originators that originate or are expected to originate 10% or more of the pool assets will be identified and each such originator's origination program will be disclosed if such originator originates or is expected to originate 20% or more of the pool assets.

Credit Enhancement, page 2

         21. We have revised the disclosure on pages 2, 4, 22, 28 and 29 to more specifically describe each form of credit enhancement that is reasonably contemplated to be used in an actual takedown. Please also see the response to comment 13.

Private Label Mortgage-Backed Securities, page 22

         22.-23. We have revised the disclosure to eliminate the concept of Private Label Mortgage-Backed Securities.

Credit Enhancement, page 24

         24. The requested revisions have been made. Please also see the response to comment 13.

Use of Proceeds, page 72

         25. We have added disclosure to page 70 of the base prospectus further describing uses for the proceeds of an offering that we reasonably anticipate. With respect to the bracketed disclosure in the prospectus supplement in the "Use of Proceeds" section, we intend to disclose any uses required by Item 1107(j) of Regulation AB, but cannot know with any specificity any detail of such arrangements in advance of a particular transaction.

Where you can find more information, page 73

         26. We have updated the disclosure to reflect the SEC's new address.

Signatures, page II-4

         27.     We have revised the signature page as requested.

If there are any questions with respect to the enclosed materials, please do not hesitate to call me at (215) 994-2777.



Sincerely,


Steven J. Molitor


Enclosure

                                    EXHIBIT A


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


DIVISION OF
CORPORATION FINANCE


Mail Stop 3561


                                                                 January 5, 2006


Jerome A. Cipponeri
Chase Mortgage Finance Corporation
194 Wood Avenue South
Iselin, New Jersey 08830

         RE       CHASE MORTGAGE FINANCE CORPORATION
                  REGISTRATION STATEMENT ON FORM S-3
                  FILED DECEMBER 9, 2005
                  FILE NO.  333-130223

Dear Mr. Cipponeri:

         We have limited our review of your filing to those issues addressed by the following comments. Where indicated, we think you should revise your documents in response to these comments. If you disagree, we will consider your explanation as to why our comment is inapplicable or a revision is unnecessary. In some of our comments, we may ask you to provide us with information so we may better understand your disclosure. After reviewing this information, we may raise additional comments.

         Please understand that the purpose of our review process is to assist you in your compliance with the applicable disclosure requirements and to enhance the overall disclosure in your filing. We look forward to working with you in these respects. We welcome any questions you may have about our comments or any other aspect of our review. Feel free to call us at the telephone numbers listed at the end of this letter.

General

         1. Please note that our comments to either the base prospectus and/or the supplements should be applied universally, if applicable. Accordingly, if comments issued for one apply to another, make conforming revisions as appropriate.

         2. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4.of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

         3. Please confirm that all material terms to be included in the finalized agreements for each offering of mortgage-backed securities will also be disclosed in the final prospectus filed pursuant to Securities Act Rule 424(b).

         4. Please confirm that you have disclosed, or will disclose, all material legal proceedings information in a separate section pursuant to Item 1117 of Regulation AB.

         5. Please confirm that no disclosure is required regarding affiliations among the transaction parties, pursuant to Item 1119 of Regulation AB. If that is not the case, please provide a separate section to disclose them.

Registration Fee Table

         6. If true, please revise the registration fee table to clarify that the asset pool will be made up of only residential mortgages, as is reflected on the cover page of the base prospectus supplement.

PROSPECTUS SUPPLEMENT

General

         7. Please provide a plan of distribution section in the prospectus supplement. We note from the bracketed cover page disclosure here, and the plan of distribution section page 71 of the base prospectus, that you contemplate selling the certificates through a firm commitment underwriting agreement. If that is the case with this particular series, please include the appropriate disclosure on the cover page, and elsewhere, and file the form of underwriting agreement with your next amendment.

         8. We encourage you, in an appropriate place to provide a graphic illustration(s) of the flow of funds, payment priorities and allocation, including any subordination features, to assist investors in understanding the payment flow on all classes of the issued certificates. Refer to Items 1103(a)(3)(vi), 1108(a)(1) and 1113(a)(2) of Regulation AB.

Cover Page

         9. We note that the table of certificates to be offered is on page S-4, not page S-3, which is what you reference on the Cover Page. Please revise accordingly.

         10. Please revise the second paragraph on the left here, and the third paragraph on the left in the base prospectus, to ensure that they accurately reflect the language under Item 1102(d) of Regulation AB. In this regard, please clarify that the securities represent the obligations of the "issuing entity."

The Series Certificates Table, page S-4

         11. Please include the names of the ratings agencies in the chart, and on page S-8. Refer to 1103(a)(9) of Regulation AB.

Summary Information, Rage S-5

         12. Please revise the introductory paragraph to remove the inference that you have not included all material aspects of the transaction in the summary.

Credit Enhancement, page S-7

         13. Please clarify the purpose of the bracketed language at the end of this section on page S-8. Confirm for us that "any other forms of credit enhancement" will not include any that are not already described in the base prospectus. Also clarify what "derivative agreements" you are referring to, and point us to where they are described in the base prospectus.

Fees & Expenses, page S-7

         14. Please identify here from what source the servicer's fees will be paid. Refer to Item 1103(a)(7) of Regulation AB.

The Pooling and Servicing Agreement, page S-36
The Trustee, page S-39

         15. Please provide bracketed language to show that you will disclose the trustee's prior experience and duties and responsibilities pursuant to Item 1109(b) and (c) of Regulation AB, and any other information that may be required by Item 1109.

Reports to Certificateholders, page S-40

         16. We note your reference to a prefunding or revolving period in the last bullet point (xxxii) on page S-42. If you contemplate a prefunding or revolving period, please include appropriate disclosure elsewhere in the document, with reference to Items 1101(c)(3) and 1111(g) of Regulation A.B. If you do not, please revise this bullet point list accordingly.

Interest Rate Cap/Swap Providers and Agreements, page S-43

         17. Please clarify whether you contemplate using this type of credit enhancement in an actual takedown. We note that the credit enhancement sections of the base prospectus and prospectus supplement do not specifically include this form of credit enhancement. Please revise, here and in the summary on page S-5, if you do not intend to use an interest rate or currency swap agreement.

Ratings, page S-66

         18. Please confirm that there are no arrangements to have the ratings monitored while the securities are outstanding that would require disclosure under Item 1120 of Regulation AB. In this regard, we note your disclosure in Section 8.06 of the Pooling and Servicing Agreement.

BASE PROSPECTUS

Cover Page

         19. Please clarify what you mean by the last bullet point under the "Each Trust" heading that the asset pool may consist of "...any other assets described in this prospectus or the accompanying prospectus supplement." As a general matter, our position is that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Also, please note that Securities Act Rule 409 requires that the registration statement be complete at the time of effectiveness except for information that is not known or reasonably available. Therefore, revise the base prospectus to describe the assets that are reasonably contemplated to be included in an actual takedown.

Summary Information, page 1
The Mortgage Loans, page 1

         20. We note that loans may be originated by affiliates or other entities. Please confirm that you will identify all originators that originated or are expected to originate 10% or more of the pool assets, and will disclose each entity's origination program if the entity is expected to originate 20% or more of the pool assets. Refer to Item 1110(a) and (b) of Regulation AB.

Credit Enhancement, page 2

         21. Please revise to specify what you mean by your reference in the last bullet point to "other insurance, guarantees, and similar instruments or agreements?" The base prospectus should specifically describe each form of credit enhancement that is reasonably contemplated to be used in an actual takedown. In that regard, please also remove the qualifying phrase "including but not limited to" from the sentence immediately preceding the bullet point list. Revise the risk factor on page 4 accordingly.

Private Label Mortgage-Backed Securities, page 22

         22. We note that the Trust Fund for a Series may include Private Label Mortgage-Backed Securities, including mortgage pass-through certificates and collateralized mortgage obligations. Please clarify your intention regarding the registration of those underlying securities. Refer to Rule 190(b) of the Securities Act.

         23. Furthermore, we note your statement in the second paragraph that the PMLBS Issuer may be an affiliate of the depositor. Please reconcile that with the requirements of Rule 190(a)(2) of the Securities Act.

Credit Enhancement, page 24

         24. Please revise to delete the language "...or another method of credit enhancement described in the related Prospectus Supplement" from the first paragraph of this section. We view this as a catch-all. Instead, disclose all forms of credit enhancement reasonably contemplated to be included in an actual takedown.

Use of Proceeds, page 72

         25. Please clarify what other uses you have for the proceeds of the offering. We note your bracketed disclosure in the prospectus supplement. Refer to Item 1107(j) of Regulation AB.

Where you can find more information, page 73

         26. Please update to reflect the SEC's new address: 100 F. Street, NE, Washington, D.C., 20549.

Signatures, page II-4

         27. Please revise the signature page for the depositor. The registration statement should be signed by the depositor's principal financial officer and controller or principal accounting officer, and by at least a majority of the depositor's board of directors or persons performing similar functions. Refer to General Instruction V.B. of Form S-3.

                                    * * * * *

         As appropriate, please amend your registration statement in response to these comments. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

         We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing to be certain that the filing includes all information required under the Securities Act of 1933 and that they have provided all information investors require for an informed investment decision. Since the company and its management are in possession of all facts relating to a company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

         Notwithstanding our comments, in the event the company requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

         o should the Commission or the staff acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

         o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

         o the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Corporation Finance in connection with our review of your filing or in response to our comments on your filing.

         We will consider a written request for acceleration of the effective date of the registration statement as confirmation of the fact that those requesting acceleration are aware of their respective responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the above registration statement. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

         We direct your attention to Rules 460 and 461 regarding requesting acceleration of a registration statement. Please allow adequate time after the filing of any amendment for further review before submitting a request for acceleration. Please provide this request at least two business days in advance of the requested effective date.

         You may contact John Stickel at (202) 551-3324 or me at (202) 551-3814 if you have any questions.

                                                  Sincerely,



                                                  Sara Denton


cc:  Via Facsimile (215) 994-2222
     Steven J. Molitor
     Dechert LLP
     30 Rockefeller Plaza
     New York, NY 10112